Financial assets, liabilities and financial result (excluding Orange Bank) - Bank loans and from development organizations and multilateral lending institutions - Tabular disclosure (Details) - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 200	€ 64	€ 19
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	3,664	2,961	2,710
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,574	1,473	1,047
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	343	289	176
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	335	385	177
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	225	275	118
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	210	183	302
Bank loans [member] | Orange Cameroon [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	105	101	112
Bank loans [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	156	176	143
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,090	1,488	1,663
Loans from development organizations and multilateral lending institutions [member] | IFRS Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,023	1,388	1,530
Loans from development organizations and multilateral lending institutions [member] | Orange Espagne [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 67	€ 100	€ 133